Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 367,901	$ 215,520
Short-term investments	411	3,415
Accounts receivable (note 4 and 5)	30,793	24,065
Loans to affiliate (note 4)	62,414	219,649
Prepaid expenses	37,252	39,731
Gross investment in lease	0	37,783
Fair value of financial instruments (note 19(d))	11,338	0
Total current assets	510,109	540,163
Vessels (note 6)	4,883,849	5,278,348
Deferred charges (note 7)	68,099	57,299
Goodwill	75,321	75,321
Other assets (note 8)	120,451	89,056
Fair value of financial instruments (note 19(d))	0	33,632
Total assets	5,657,829	6,073,819
Current liabilities:
Accounts payable and accrued liabilities (note 16(a))	62,157	76,386
Current portion of deferred revenue (note 9)	28,179	22,199
Current portion of long-term debt (note 10)	314,817	285,783
Current portion of long-term obligations under capital lease (note 11)	27,824	22,702
Current portion of other long-term liabilities (note 12)	21,115	15,471
Fair value of financial instruments (note 19(d))	30,752	1,260
Total current liabilities	484,844	423,801
Deferred revenue (note 9)	1,528	2,730
Long-term debt (note 10)	2,569,697	3,072,058
Long-term obligations under capital lease (note 11)	459,395	314,078
Other long-term liabilities (note 12)	195,104	148,083
Fair value of financial instruments (note 19(d))	200,012	336,886
Share capital (note 13):
Common and preferred shares	1,385	1,223
Treasury shares	(367)	(356)
Additional paid in capital	2,580,274	2,266,661
Deficit	(807,496)	(460,425)
Accumulated other comprehensive loss	(26,547)	(30,920)
Total shareholders' equity	1,747,249	1,776,183
Total liabilities and shareholders' equity	5,657,829	6,073,819
Commitments and contingent obligations (note 17)	0	0
Subsequent events (note 20)	$ 0	$ 0